T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND
January 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

AUSTRALIA 4.1%			National Bank of Canada	4,203	233
			Sun Life Financial	6,739	317

Common Stocks 4.1%			Total Canada
Australia & New Zealand Banking			(Cost $805)		1,026
Group	9,853	168

BHP Group	2,041	52	CHILE 0.5%
Challenger	24,259	144

CSL	591	122	Common Stocks 0.5%
IGO	33,164	134
			Antofagasta (GBP)	13,750	148
Macquarie Group	2,406	230
Rio Tinto	1,240	80	Total Chile
Scentre Group	41,596	107	(Cost $150)		148
South32	56,216	96
Telstra	17,705	45	CHINA 3.2%
Worley	15,086	151
			Common Stocks 3.2%
Total Australia
(Cost $1,095)		1,329	Alibaba Group Holding, ADR
			(USD) (1)	1,075	222
			Baidu, ADR (USD) (1)	606	75
AUSTRIA 0.2%
			Beijing Enterprises Holdings
			(HKD)	20,500	90
Common Stocks 0.2%			JOYY, ADR (USD) (1)	1,954	118
Erste Group Bank	2,143	79	PICC Property & Casualty,
Total Austria			H Shares (HKD)	192,000	205
(Cost $72)		79	Ping An Insurance Group,
			H Shares (HKD)	16,000	181
			Tencent Holdings (HKD)	2,800	134
BELGIUM 0.6%
			Total China
Common Stocks 0.6%			(Cost $707)		1,025
Umicore	4,004	184
			DENMARK 1.3%
Total Belgium
(Cost $94)		184
			Common Stocks 1.3%
			Ascendis Pharma, ADR (USD) (1)	451	61
BRAZIL 0.1%
			Danske Bank	7,542	126
			GN Store Nord	2,612	129
Common Stocks 0.1%
			Novo Nordisk, B Shares	1,769	108
XP, Class A (USD) (1)	786	32
			Total Denmark
Total Brazil			(Cost $372)		424
(Cost $21)		32

			FINLAND 1.0%
CANADA 3.2%

			Common Stocks 1.0%
Common Stocks 3.2%
			Sampo, A Shares	2,538	115
Element Fleet Management	24,682	237
Magna International (USD)	4,719	239

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Stora Enso, R Shares	14,760	191	HONG KONG 1.3%
Total Finland
(Cost $240)		306	Common Stocks 1.3%
			AIA Group	14,600	145
FRANCE 9.1%			CK Hutchison Holdings	22,468	199
			Samsonite International	44,700	83
Common Stocks 9.1%			Total Hong Kong
Air Liquide	1,555	225	(Cost $450)		427
AXA	16,928	450
BNP Paribas	5,487	291	IRELAND 0.5%
Engie	18,199	313
Eutelsat Communications	6,089	91	Common Stocks 0.5%
Ipsen	1,158	86	DCC (GBP)	1,966	159
Kering	329	201
L'Oreal	1,066	297	Total Ireland
			(Cost $104)		159
Legrand	1,691	135
Sanofi	3,540	341
TOTAL	8,083	394	ITALY 1.7%
Unibail-Rodamco-Westfield	676	92
			Common Stocks 1.7%
Total France
(Cost $2,531)		2,916	Intesa Sanpaolo	51,588	128
			Moncler	4,723	203
			Prysmian	6,235	139
GERMANY 8.8%			Telecom Italia	121,648	64

Common Stocks 8.8%			Total Italy
			(Cost $440)		534
BASF	2,680	181
Bayer	5,360	430
Commerzbank	4,787	27	JAPAN 21.9%
Covestro	2,513	106
Deutsche Wohnen	2,946	125	Common Stocks 21.9%
Evotec (1)(2)	2,782	75	Aisin Seiki	2,600	87
Fresenius	4,730	242	Asahi Kasei	18,800	192
Knorr-Bremse	1,148	125	Astellas Pharma	28,300	500
Munich Re	1,310	386	Central Japan Railway	800	157
Siemens	4,543	560	CyberAgent	3,400	135
Siemens Healthineers	3,994	188	Electric Power Development	5,700	129
Stroeer	1,371	109	Hamamatsu Photonics	3,200	135
Telefonica Deutschland Holding	46,606	141	Honda Motor	3,200	82
Zalando (1)	2,697	129	Kirin Holdings	4,900	108
			Mitsubishi	7,900	203
Total Germany
(Cost $2,768)		2,824	Mitsubishi Electric	22,900	318
			Mitsubishi UFJ Financial Group	43,700	224
			Mitsubishi UFJ Lease & Finance	16,900	106
			Mitsui Fudosan	10,100	267
			Murata Manufacturing	2,800	159
			Nippon Telegraph & Telephone	22,400	571

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Omron	2,500	143	Storebrand	23,927	184
Otsuka Holdings	4,400	195	Total Norway
Panasonic	15,500	154	(Cost $588)		672
Pola Orbis Holdings	2,000	43
Recruit Holdings	6,000	234	SINGAPORE 1.5%
Renesas Electronics (1)	10,600	67
Seven & i Holdings	6,000	230
			Common Stocks 1.5%
SMC	300	129
SoftBank Group	2,500	101	DBS Group Holdings	7,500	138
Sony	2,500	175	United Overseas Bank	10,800	201
Stanley Electric	4,900	126	Wilmar International	50,400	144
Sumitomo	19,700	293	Total Singapore
Sumitomo Mitsui Trust Holdings	3,736	138	(Cost $402)		483
Sumitomo Rubber Industries	5,600	62
Suzuki Motor	3,600	165	SOUTH KOREA 1.8%
Takeda Pharmaceutical, ADR
(USD)	3,974	76	Common Stocks 1.8%
TechnoPro Holdings	1,300	86	KT	3,006	63
THK	5,800	145	NAVER	629	94
Tokio Marine Holdings	5,400	293	Samsung Electronics	9,347	433
Tokyo Electron	900	198
Tosoh	1,800	25	Total South Korea
Toyota Motor	5,700	396	(Cost $307)		590
Welcia Holdings	1,400	77
Z Holdings	23,600	94	SWEDEN 2.3%
Total Japan
(Cost $5,678)		7,018	Common Stocks 2.3%
			Autoliv, SDR	1,637	127
			Elekta, B Shares	10,253	117
NETHERLANDS 4.7%
			LM Ericsson, B Shares	31,471	248
			Svenska Handelsbanken,
Common Stocks 4.7%			A Shares	24,502	240
ABN AMRO Bank, CVA	9,267	161
ASML Holding	1,008	283	Total Sweden
			(Cost $793)		732
ING Groep	22,046	240
Koninklijke Philips	11,418	523
NXP Semiconductors (USD)	2,279	289	SWITZERLAND 9.2%

Total Netherlands			Common Stocks 9.2%
(Cost $1,203)		1,496
			ABB	10,358	241
			Alcon (1)	1,357	80
NORWAY 2.1%			GAM Holding (1)(2)	5,198	16
			Nestle	9,362	1,033
Common Stocks 2.1%			Novartis	6,766	639
DNB	15,401	269	Roche Holding	2,019	677
Equinor	12,141	219	Zurich Insurance Group	621	258
			Total Switzerland
			(Cost $2,253)		2,944
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

TAIWAN 2.0%			WPP	17,135	213
			Total United Kingdom
Common Stocks 2.0%			(Cost $4,773)		5,255
Largan Precision	1,000	155
Taiwan Semiconductor			UNITED STATES 0.8%
Manufacturing	46,000	475

Total Taiwan			Common Stocks 0.8%
(Cost $287)		630	Broadcom	801	244

			Total United States
UNITED KINGDOM 16.4%			(Cost $68)		244

Common Stocks 16.4%
			SHORT-TERM INVESTMENTS 0.4%
Amcor, CDI (AUD)	11,964	126
ASOS (1)	3,458	140	Money Market Funds 0.4%
Aviva	27,155	142	T. Rowe Price Government Reserve
Barclays, ADR (USD)	3,565	31	Fund, 1.57% (3)(4)	126,745	127
BHP Group	8,796	191
			Total Short-Term Investments
Burberry Group	5,931	152	(Cost $127)		127
Close Brothers Group	1,526	29
Compass Group	7,265	180
			SECURITIES LENDING COLLATERAL 0.9%
Diageo	6,593	261
Direct Line Insurance Group	38,428	171	Investments in a Pooled Account through Securities Lending
GlaxoSmithKline, ADR (USD)	7,304	342	Program with JPMorgan Chase Bank 0.9%
Great Portland Estates	12,013	148	Short-Term Funds 0.9%
Johnson Matthey	5,385	185
Kingfisher	57,576	155	T. Rowe Price Short-Term Fund,
			1.75% (3)(4)	29,754	297
Lloyds Banking Group	287,039	214
Meggitt	33,740	300	Total Investments in a Pooled Account through
Melrose Industries	72,464	222	Securities Lending Program with JPMorgan
National Grid	15,668	208	Chase Bank		297
Persimmon	4,839	195	Total Securities Lending Collateral
Prudential	8,370	149	(Cost $297)		297
Royal Dutch Shell, Class B, ADR
(USD) (2)	4,935	263
RSA Insurance Group	16,140	117	Total Investments in Securities	99.6%
Standard Chartered	16,128	134	(Cost $26,625)		$31,901
Unilever	11,876	708	Other Assets Less Liabilities 0.4%		127
Vodafone Group, ADR (USD)	14,247	279	Net Assets 100%		$32,028

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2020.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

CDI	CHESS or CREST Depositary Interest
CVA	Dutch Certificate (Certificaten Van Aandelen)
GBP	British Pound
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipts
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$1
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	1/31/20
T. Rowe Price Government Reserve Fund	$171		¤	¤	$127
T. Rowe Price Short-Term Fund	145		¤	¤	297
					$424^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $424.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional International Core Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$2,271	$29,206	$—	$31,477
Short-Term Investments	127	—	—	127
Securities Lending Collateral	297	—	—	297
Total	$2,695	$29,206	$—	$31,901